Short-Term Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Fixed-rate Investments USD ($)	Dec. 31, 2011 Fixed-rate Investments CNY	Dec. 31, 2010 Fixed-rate Investments CNY	Dec. 31, 2011 Adjustable-rate Investments USD ($)	Dec. 31, 2011 Adjustable-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, amortized cost		9,848,848	376,492		100,048
Held-to-maturity securities, gross unrecognized holding gains		10,504	5		0
Held-to-maturity securities, gross unrecognized holding losses		(25,077)	(1,263)		(21)
Held-to-maturity securities, fair value	1,562,509	9,834,275	375,234	15,893	100,027
Available-for-sale securities, amortized cost					102,637
Available-for-sale securities, gross unrealized gains					45
Available-for-sale securities, fair value				$ 16,314	102,682